Receivables and Debit Balances (Details) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Prepaid expenses	₪ 0	₪ 0
Institutions	35,716	13,870
Related parties		20,695
Accounts receivables	0	0
Receivables and debit balances	₪ 35,716	₪ 34,565